RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 11 – RELATED PARTY TRANSACTIONS

Employment Agreements and Due to Officers/Founders

In March 2018, Quoin Inc. executed employment agreements with both of its officers who are also co-founders of Quoin Inc. The employment agreements for both officers/founders allow for a onetime expense that covers the salaries they would have otherwise been paid for efforts they undertook in the periods since inception. The salaries and benefits allowances provided for under the employment agreements began to accrue as the services were being provided by the officers/founders and are included in Due to Officers on the accompanying balance sheet.

Amounts due to the officers/founders consist of amounts specified in the employment agreements since inception through December 31, 2021 as well as reimbursable travel expenses and other amounts paid by them to third parties on behalf of Quoin Inc. The Company repaid $304,466, $50,000, and $0 of such amounts due to officers/founders in the year ended December 31, 2021, 2020 and 2019, respectively. Since the Merger closing, the Company has been repaying amounts due to officers/founders at a rate of $25,000 each per month (See Note 17).

Amounts due to officers at December 31, 2021 and 2020 consisted of the following:

	December 31,
	2021	2020
Salaries and allowances	$4,108,500	$3,984,000
Invoices paid on behalf of the Company	615,232	904,913
Total	$4,723,732	$4,888,913

During 2021, the Company incurred $108,000 of consulting expense from related parties, primarily from a related party company controlled by a member of the Board of Directors.

See Note 4 for related party debt and Note 12 for employment agreements.